Contract balances (Tables)	12 Months Ended
Dec. 31, 2021
Contract Balances [Abstract]
Schedule of contract assets, accounts receivable, deferred revenue and financial liabilitie from contracts with customers
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Accounts receivable	52,866	67,620
Less: Allowance for doubtful debts (i)	(25,853)	(23,329)
Accounts receivable, net	27,013	44,291
Contract assets	6,194	5,323
Deferred revenue
-current	341,934	213,006
-non-current	46,927	35,546
Financial liabilities from contracts with customers	384,561	337,932

Schedule of allowance for doubtful accounts
	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	1,751	25,853
Allowance made during the year	25,694	7,298
Write-off	(1,592)	(9,822)
At the end of the year	25,853	23,329

Schedule of contract assets
	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	7,824	6,194
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(6,194)
Contract assets recognized with the recognition of revenue during the year	5,754	5,323
At the end of the year	6,194	5,323

Schedule of deferred revenue and financial liabilities
	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	958,910	773,422
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(6,194)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(644,097)	(604,900)
Increase due to cash received, excluding amount recognized as revenue or refunded	465,993	424,156
At the end of the year	773,422	586,484

Schedule of consolidated balance sheets
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deferred revenue	388,861	248,552
Financial liabilities	384,561	337,932